SCHEDULE OF CASH AND RESTRICTED CASH (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash	$ 2,009,687	$ 5,895,565	$ 595,014
Restricted cash - current	1,567,500		1,000,000
Restricted cash - non-current	420,000	1,500,000	$ 1,500,000
Total Cash and Restricted cash	$ 3,997,187	$ 7,395,565